Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
1.	Summary of Significant Accounting Policies

The consolidated financial statements of Calvin B. Taylor Bankshares, Inc. (the Company) include the accounts of its wholly owned subsidiary, Calvin B. Taylor Banking Company (the Bank).  All significant intercompany balances and transactions have been eliminated in consolidation.  The accounting and reporting policies reflected in these financial statements conform to accounting principles generally accepted in the United States of America and to general practices within the banking industry.

Nature of operations
Calvin B. Taylor Bankshares, Inc. is a bank holding company.  Its subsidiary, Calvin B. Taylor Banking Company, is a financial institution operating primarily in Worcester County, Maryland and Sussex County, Delaware.  The Bank is a full-service commercial bank, offering deposit services and loans to individuals, small- to medium-sized businesses, associations and government entities.

Use of estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  These estimates and assumptions may affect the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from these estimates.

Cash equivalents
For purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks, federal funds sold and interest-bearing deposits except for time deposits.  Federal funds are purchased and sold for one-day periods.

Investment securities
As securities are purchased, management determines if the securities should be classified as held to maturity or available for sale.  Securities which management has the intent and ability to hold to maturity are recorded at amortized cost which is cost adjusted for amortization of premiums and accretion of discounts to maturity.  Securities classified as available-for-sale are recorded at fair value.
Purchase premiums and discounts are recognized in interest revenue using the straight line method over the terms of the securities.  Gains and losses on disposal are determined using the specific-identification method.

Loans
Loans are stated at their outstanding principal amounts less the allowance for loan losses. Interest on loans is accrued and credited to income based on contractual interest rates applied to principal amounts outstanding.  A loan is considered to be past due when principal or interest due is not paid on or before the payment date agreed upon by the borrower and the Bank.  The accrual of interest is discontinued when principal or interest is ninety days past due or when the loan is determined to be impaired, unless collateral is sufficient to discharge the debt in full and the loan is in process of collection.  When a loan is placed in nonaccruing status, any interest previously accrued but unpaid is reversed from interest revenue.  Interest payments received on nonaccrual loans are generally recorded as a reduction of principal, but may be recorded as cash basis income depending on management's judgment on a loan by loan basis.  Accrual of interest may be restored when all principal and interest are current and management believes that future payments will be received in accordance with the loan agreement.
The Company does not defer loan origination costs which management has determined to be immaterial.
Loans are considered impaired when, based on current information, management considers it unlikely that collection of all principal and interest payments will be made according to original contractual terms.  Generally, loans are not reviewed for impairment until the accrual of interest has been discontinued, although management may categorize a performing loan as impaired based on knowledge of the borrower's financial condition, devaluation of collateral, agreement to a troubled debt restructuring or other circumstances that are deemed relevant to loan collection. Impaired loans may have specific reserves allocated to them in the allowance for loan losses or have been subject to partial charge-offs if the loans are deemed to be collateral dependent.

Allowance for loan losses
The allowance for loan losses represents an amount which management judges to be adequate to absorb identified and inherent losses in the loan portfolio as of the balance sheet date.  Valuation of the allowance is completed no less than quarterly.  The determination of the allowance is inherently subjective as it relies on estimates of potential loss related to specific loans, the effects of portfolio trends, and other internal and external factors.
In determining an adequate level for the allowance, management considers historical loss experience for major types of loans.  However, historical data may not be an accurate predictor of loss potential in the current loan portfolio. Management reviews the current portfolio giving consideration to problem loans, delinquencies, the composition of the portfolio, concentrations of credit, and changes in lending products, processes, or staffing.  Additionally, management monitors collateral adequacy and lien perfection.  Management considers external factors such as the interest rate environment, competition, current local and national economic trends, and the results of recent independent reviews by auditors and banking regulators.
The allowance is increased by current period provisions recorded as expense and by recoveries of amounts previously charged-off.  The allowance is decreased when loans are charged-off as losses, which occurs when they are deemed to be uncollectible.  Provisions for loan losses are made to bring the balance in the allowance to the level established by application of management's allowance methodology, and may result in an increase or decrease to expense.

Premises and equipment
Premises and equipment are recorded at cost less accumulated depreciation.  Depreciation is computed under both straight-line and accelerated methods over the estimated useful lives of the assets.

Other real estate owned
Other real estate owned is comprised of real estate acquired in satisfaction of a loan receivable either by foreclosure or deed taken in lieu of foreclosure.  Other real estate owned is recorded at the lower of cost or net realizable value, which is fair value less estimated costs to sell the property.  If net realizable value is less than the book value of the related loan at the time of foreclosure, a loan loss is recorded through the allowance for loan losses.  Quarterly, the Company reviews net realizable value estimates and records declines in value through expense.  Costs to maintain properties, such as maintenance, utilities, taxes and insurance are expensed as they are incurred.  Gains or losses resulting from the sale of other real estate owned are included in noninterest income.

Computer software
The Company amortizes software costs over their useful lives using the straight-line method.

Bank owned life insurance
The Company records increases in cash surrender value of bank owned life insurance as current period income based on projections provided by the underwriting company.

Advertising
Advertising costs are expensed during the period of the related marketing effort.

Income taxes
The provision for income taxes includes taxes payable for the current year and deferred income taxes.  Deferred income taxes are provided for the temporary differences between financial and taxable income.  Tax expense and tax benefits are allocated to the Bank and Company based on their proportional share of taxable income.

Per share data
Earnings per common share are determined by dividing net income by the weighted average number of common shares outstanding for the period, which was 2,989,264, 3,000,024, and 3,000,508 for the years ended December 31, 2012, 2011, and 2010, respectively.

Reclassifications
Certain items in prior years financial statements have been reclassified to conform with current presentation..  Certain ATM fee income was previously netted against ATM and debit card expense, and now is reported as ATM and debit card income in the consolidated statements of comprehensive income.  Additionally, data processing expenses have been separately stated on the consolidated statements of comprehensive income and previously were reported as a component of other noninterest expenses.

Subsequent events
The Company has evaluated events and transactions subsequent to December 31, 2012 through March 13, 2013, the date these financials statements were issued. No significant subsequent events were identified which would affect the presentation of the financial statements.